Derivative Instruments (Details) - Schedule of Accumulated Other Comprehensive Income and Reclassified as Cost of Revenues and Operating Expenses - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Net Notional amount [Member]
Schedule of Accumulated Other Comprehensive Income and Reclassified as Cost of Revenues and Operating Expenses [Line Items]
expenses NIS	$ 26,370	$ 32,158
Fair Value [Member]
Schedule of Accumulated Other Comprehensive Income and Reclassified as Cost of Revenues and Operating Expenses [Line Items]
expenses NIS	$ 29	$ 995